Warrant Liability	9 Months Ended
Sep. 30, 2011
Warrant Liability [Abstract]
Warrant Liability
6.	Warrant Liability

In March 2011, we issued warrants in connection with a financing agreement with several entities affiliated with Deerfield (see Note 5). The terms of the warrants require shares to be delivered upon the warrant's exercise and also require possible cash payments to the warrant holders upon the occurrence of specified major transactions involving our common stock, such as an acquisition of our company. Under appropriate accounting guidance, our potential obligation to cash-settle the warrants if specified major transactions occur is at the option of the holder. As a result, the warrants were classified as liabilities. The fair value of these warrants was $4.7 million at September 30, 2011 and has been estimated based on a Binomial Lattice Option Pricing Model. Changes in the fair value of the warrant liability between the initial valuation and the quarter ending September 30, 2011 were recorded accompanying in the Condensed Consolidated Statements of Operations at the end of the third quarter.